Multi-Manager International Equity Strategies Fund
First Quarter Report
November 30, 2025 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Multi-Manager International Equity Strategies Fund, November 30, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 97.3%
Issuer	Shares	Value ($)
Australia 1.0%
Aristocrat Leisure Ltd.	28,084	1,073,388
Aurizon Holdings Ltd.	12,753	29,909
BlueScope Steel Ltd.	19,640	312,852
Brambles Ltd.	66,733	1,051,672
CAR Group Ltd.	13,626	310,572
Cochlear Ltd.	27,050	4,943,529
Computershare Ltd.	25,129	590,775
CSL Ltd.	62,300	7,602,921
Evolution Mining Ltd.	99,310	773,255
Northern Star Resources Ltd.	66,981	1,204,338
Pro Medicus Ltd.	2,856	499,404
Qantas Airways Ltd.	38,413	251,417
REA Group Ltd.	2,682	344,459
Rio Tinto PLC, ADR	75,968	5,465,898
Telstra Corp., Ltd.	205,337	662,094
Transurban Group	153,725	1,503,399
Waypoint REIT Ltd.	484,593	841,271
Wesfarmers Ltd.	55,502	2,978,454
WiseTech Global Ltd.	927	44,395
Woolworths Group Ltd.	61,703	1,185,370
Total		31,669,372
Austria 0.2%
DO & CO AG	2,652	586,524
Erste Group Bank AG	11,933	1,304,343
Erste Group Bank AG	2,299	248,915
OMV AG	50,134	2,773,974
voestalpine AG	3,988	172,332
Total		5,086,088
Belgium 1.0%
Anheuser-Busch InBev SA/NV	282,058	17,387,570
D’ieteren Group	1,040	181,136
Proximus SADP	55,072	474,251
Syensqo SA	132,307	10,800,714
UCB SA	4,225	1,180,946
Total		30,024,617
Common Stocks (continued)
Issuer	Shares	Value ($)
Brazil 0.9%
B3 SA - Brasil Bolsa Balcao	2,019,400	5,701,239
MercadoLibre, Inc.(a)	7,529	15,598,432
Wheaton Precious Metals Corp.	62,931	6,925,556
Total		28,225,227
Canada 2.7%
Agnico Eagle Mines Ltd.	27,312	4,764,032
Alamos Gold, Inc., Class A	86,764	3,253,650
Alimentation Couche-Tard, Inc.	175,100	9,560,364
Barrick Mining Corp.	376,289	15,555,787
Barrick Mining Corp.	150,488	6,251,264
Barrick Mining Corp.	4,995	207,862
Canadian Pacific Kansas City Ltd.	302,922	21,995,417
Constellation Software, Inc.	2,159	5,271,887
Franco-Nevada Corp.	324	67,988
Lumine Group, Inc.(a),(b)	165,252	3,636,265
Shopify, Inc., Class A(a)	52,464	8,322,889
Stella-Jones, Inc.	49,073	3,054,750
TFI International, Inc.	29,492	2,591,379
Wesdome Gold Mines Ltd.(a)	25,877	407,951
Total		84,941,485
Chile 0.2%
Antofagasta PLC	18,415	673,336
Lundin Mining Corp.	233,113	4,350,486
Total		5,023,822
China 3.9%
Agricultural Bank of China Ltd., Class H	3,074,000	2,305,971
Aluminum Corp. of China Ltd., Class H	48,000	64,922
Bank of China Ltd., Class H	380,000	228,956
Bank of Chongqing Co., Ltd., Class H	617,000	657,259
Beauty Farm Medical and Health Industry, Inc.	129,000	417,537
BeiGene Ltd., ADR(a)	3,465	1,180,214
BeOne Medicines Ltd., Class H(a)	56,300	1,487,681
BOC Hong Kong Holdings Ltd., ADR	6,440	626,644
BOE Technology Group Co., Ltd., Class B	204,800	74,014
Budweiser Brewing Co., APAC Ltd.	1,125,400	1,161,412

Multi-Manager International Equity Strategies Fund  | 2025

Portfolio of Investments  (continued)
Multi-Manager International Equity Strategies Fund, November 30, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
China CITIC Bank Corp., Ltd., Class H	4,000	3,690
China Galaxy Securities Co., Ltd., Class H	2,090,000	2,743,604
China International Capital Corp. Ltd., Class H(c),(d)	1,286,000	3,128,427
China Life Insurance Co., Ltd., Class H	37,000	128,391
China Merchants Securities Co., Ltd., Class H	186,800	353,129
China Petroleum & Chemical Corp., Class H	1,204,000	683,224
China Southern Airlines Co., Ltd., Class H(a)	132,000	89,571
China Taiping Insurance Holdings Co., Ltd.	485,000	1,086,637
China Zheshang Bank Co., Ltd., Class H	2,193,000	738,278
CITIC Ltd.	252,000	395,035
CRRC Corp., Ltd., Class H	174,000	138,313
Futu Holdings Ltd., ADR	3,170	537,822
Fuyao Glass Industry Group Co., Ltd. Class H	30,000	259,767
Gaotu Techedu, Inc., ADR(a)	140,614	331,849
GF Securities Co., Ltd.	87,800	190,548
Goldwind Science & Technology Co., Ltd., Class H	769,000	1,209,333
Haier Smart Home Co., Ltd., Class H	77,400	265,449
Hisense Home Appliances Group Co., Ltd., Class H	14,000	45,859
Huaxin Cement Co., Ltd., Class H	63,100	139,238
Industrial & Commercial Bank of China Ltd., Class H	4,648,000	3,853,286
Inner Mongolia ERDOS Resources Co., Ltd., Class B	171,600	171,600
JD Logistics, Inc.(a),(b)	922,700	1,449,915
Jiangxi Copper Co., Ltd., Class H	84,000	332,567
Kweichow Moutai Co., Ltd., Class A	15,500	3,182,352
Livzon Pharmaceutical Group, Inc., Class H	79,600	314,079
Meituan, Class B(a)	258,670	3,353,232
Midea Group Co., Ltd.	728,600	8,233,403
NetEase, Inc.	27,000	746,901
Orient Securities Co., Ltd., Class H	2,672,000	2,352,597
PDD Holdings, Inc., ADR(a)	31,437	3,649,207
People’s Insurance Co. Group of China Ltd. (The), Class H	209,000	189,805
PetroChina Co., Ltd., Class H	142,000	158,701
Pharmaron Beijing Co., Ltd., Class H(b)	96,700	274,769
Ping An Insurance Group Co. of China Ltd., Class H	1,351,500	9,890,852
Common Stocks (continued)
Issuer	Shares	Value ($)
Pop Mart International Group, Ltd.(b)	81,400	2,362,268
Precision Tsugami China Corp., Ltd.	27,000	111,064
Silergy Corp.	214,000	1,406,260
Simcere Pharmaceutical Group Ltd.(b)	565,000	990,209
Sino Biopharmaceutical Ltd.	2,435,000	2,213,560
SITC International Holdings Co., Ltd.	78,000	268,190
Sunshine Insurance Group Co., Ltd.	1,605,500	747,733
Tencent Holdings Ltd.	474,800	37,514,681
Tencent Music Entertainment Group, ADR	411,356	7,589,518
Topsports International Holdings Ltd.	2,789,000	1,235,298
Weichai Power Co., Ltd., Class H	693,000	1,721,461
WuXi AppTec Co., Ltd., Class H	85,500	1,117,105
WuXi Biologics Cayman, Inc.(a)	453,000	1,824,328
Yangzijiang Shipbuilding Holdings Ltd.	1,939,500	5,024,373
Zhejiang Leapmotor Technology Co., Ltd.(a),(b)	141,500	968,012
Total		123,920,100
Denmark 2.3%
AP Moller - Maersk A/S, Class A	139	278,829
AP Moller - Maersk A/S, Class B	228	456,238
Carlsberg AS, Class B	5,036	626,243
Coloplast A/S, Class B	95,600	8,632,888
Danske Bank A/S	33,257	1,527,564
Demant A/S(a)	126,249	4,302,728
DFDS A/S(a)	69,931	986,657
DSV A/S	50,388	11,507,906
Genmab A/S(a)	2,984	958,713
Genmab A/S, ADR(a)	47,510	1,537,424
Novo Nordisk A/S, Class B	652,344	32,305,963
Novonesis Novozymes, Class B	120,222	7,504,422
Pandora A/S	4,111	491,945
Rockwool A/S, Class B	4,430	149,755
Tryg AS	17,027	421,773
Vestas Wind Systems A/S	47,080	1,119,187
Total		72,808,235
Finland 1.1%
KONE OYJ, Class B	197,987	13,473,063
Neste OYJ	20,509	396,515
Nokia Oyj	8,177	49,593
Nokia OYJ	226,199	1,377,580
Multi-Manager International Equity Strategies Fund  | 2025

Portfolio of Investments  (continued)
Multi-Manager International Equity Strategies Fund, November 30, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Nokia OYJ(a)	50,024	304,563
Nokia OYJ, ADR	2,346,813	14,268,623
Nordea Bank	81,164	1,436,249
Nordea Bank Abp	62,879	1,112,756
Nordea Bank Abp	11,217	198,881
Orion Oyj, Class B	4,894	350,364
Wartsila OYJ	23,753	770,992
Total		33,739,179
France 12.1%
Air Liquide SA	48,600	9,314,079
Airbus Group SE	61,930	14,565,467
Airbus SE	2,072	493,372
Airbus SE, ADR	15,182	876,381
Alstom SA(a)	1,618,368	42,477,421
AXA SA	48,922	2,210,188
BNP Paribas SA	492,749	42,119,570
BNP Paribas SA, ADR	40,121	1,720,790
Bollore SA	86,606	480,966
Bouygues SA	8,912	445,310
Capgemini SE	132,351	20,737,095
Cie de Saint-Gobain SA	288,031	28,747,497
Credit Agricole SA	49,343	945,877
Danone SA	119,173	10,653,329
Dassault Aviation SA	2,924	919,733
Dassault Systemes SE	426,441	11,944,240
Edenred SE	224,978	4,824,596
Engie SA	263,683	6,709,756
Eurazeo SA	2,097	133,009
Fonciere Des Regions	1,958	126,492
Gecina SA	2,205	204,418
Groupe Eurotunnel SE	25,918	468,800
Hermes International SCA	3,480	8,492,398
ICADE	27,004	664,275
Kering SA	181,141	61,685,939
Klepierre	9,781	380,756
L’Oreal SA	20,700	9,029,051
LVMH Moet Hennessy Louis Vuitton SE	32,492	24,015,601
Nexans SA	24,676	3,579,364
Safran SA	30,904	10,388,743
Common Stocks (continued)
Issuer	Shares	Value ($)
Safran SA, ADR	5,200	434,486
Sanofi SA	224,371	22,378,193
Sartorius Stedim Biotech	12,652	3,049,045
Schneider Electric SE	17,570	4,728,187
Societe Generale SA	258,695	18,013,052
Thales SA	6,792	1,778,790
TotalEnergies SE	126,900	8,348,344
VINCI SA	11,760	1,668,884
Total		379,753,494
Germany 6.8%
Adidas AG	80,581	15,008,911
Adidas AG, ADR	8,151	758,410
Allianz SE, Registered Shares	18,291	7,895,418
Aumovio SE(a)	2,598	111,841
Auto1 Group SE(a)	62,772	1,767,663
BioNTech SE, ADR(a)	22,807	2,352,542
Continental AG	5,196	386,796
CTS Eventim AG & Co. KGaA	2,732	267,502
Daimler Truck Holding AG	26,325	1,114,338
Deutsche Bank AG, Registered Shares	339,352	12,032,015
Deutsche Boerse AG	40,236	10,755,090
Deutsche Lufthansa AG, Registered Shares	28,503	273,704
Deutsche Telekom AG, Registered Shares	978,021	31,539,021
E.ON SE	319,585	5,692,527
Infineon Technologies AG	892,537	37,678,774
Krones AG	5,227	790,937
Mercedes-Benz Group AG, Registered Shares	39,941	2,697,213
Merck KGaA	62,100	8,370,111
Montana Aerospace AG(a),(b)	88,616	2,733,894
MTU Aero Engines AG	2,571	1,051,944
Nemetschek SE	8,349	933,057
Rational AG	5,016	3,749,835
SAP SE	218,138	52,660,704
Scout24 SE	90,858	9,293,138
Siemens Energy AG(a)	31,616	4,233,456
Volkswagen AG	876	101,175
Total		214,250,016
Greece 0.2%
Eurobank Ergasias Services and Holdings SA	1,169,721	4,633,019

Multi-Manager International Equity Strategies Fund  | 2025

Portfolio of Investments  (continued)
Multi-Manager International Equity Strategies Fund, November 30, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Hong Kong 3.4%
AIA Group Ltd.	3,522,400	36,688,898
AIA Group Ltd., ADR	165,255	6,888,655
BOC Hong Kong Holdings Ltd.	2,862,000	13,817,204
CK Asset Holdings Ltd.	88,000	452,470
CLP Holdings Ltd.	187,500	1,639,903
Galaxy Entertainment Group Ltd.	111,000	575,950
Galaxy Entertainment Group Ltd., ADR	30,716	793,394
Hang Seng Bank Ltd.	172,800	3,383,601
Henderson Land Development Co., Ltd.	49,000	185,171
HKT Trust & HKT Ltd.	174,000	266,219
Hong Kong Exchanges & Clearing Ltd., ADR	5,984	318,678
Hong Kong Exchanges and Clearing Ltd.	411,200	21,867,835
Hongkong Land Holdings Ltd.	157,900	1,003,573
Link REIT (The)	136,300	647,382
Man Wah Holdings Ltd.	266,000	163,203
Melco Resorts & Entertainment Ltd., ADR(a)	247,757	2,257,066
MTR Corp.	82,500	327,608
Plover Bay Technologies Ltd.	675,000	522,044
Power Assets Holdings Ltd.	70,000	468,341
Sands China Ltd.	1,296,800	3,545,297
SJM Holdings Ltd.(a)	2,073,000	720,506
Sun Hung Kai Properties Ltd.	73,500	933,476
SUNeVision Holdings Ltd.	154,000	102,169
Swire Pacific Ltd., Class A	18,500	158,831
Techtronic Industries Co., Ltd.	496,500	5,839,397
Techtronic Industries Co., Ltd., ADR	32,372	1,900,398
Texwinca Holdings Ltd.	1,972,000	302,087
WH Group Ltd.	418,000	437,743
Wharf Real Estate Investment Co., Ltd.	75,000	237,425
Wynn Macau Ltd.	215,200	181,337
Total		106,625,861
India 0.4%
HDFC Bank Ltd., ADR	243,637	8,970,714
ICICI Lombard General Insurance Co., Ltd.	219,277	4,843,102
Total		13,813,816
Common Stocks (continued)
Issuer	Shares	Value ($)
Indonesia 0.3%
Jardine Matheson Holdings Ltd.	136,600	8,971,228
PT Bank Mandiri Persero Tbk	4,481,700	1,301,764
Total		10,272,992
Ireland 0.9%
AIB Group PLC	135,604	1,395,285
AIB Group PLC	33,720	349,260
Bank of Ireland Group PLC	65,569	1,214,456
Cairn Homes PLC	143,392	338,959
Kingspan Group PLC	104,741	8,991,447
Ryanair Holdings PLC, ADR	217,358	14,815,121
Total		27,104,528
Israel 0.3%
Bank Hapoalim BM	63,226	1,368,591
Bank Leumi Le-Israel BM	80,660	1,691,544
CyberArk Software Ltd.(a)	2,345	1,075,394
Elbit Systems Ltd.	864	405,355
Elbit Systems Ltd.	736	345,765
ICL Group Ltd.	9,396	52,524
Israel Chemicals Ltd.	25,037	138,773
Israel Discount Bank Ltd.	60,219	630,642
Mizrahi Tefahot Bank Ltd.	7,805	546,743
Monday.com Ltd.(a)	22,862	3,288,927
NiCE Ltd.(a)	2,787	291,652
Wix.com Ltd.(a)	5,622	538,082
Total		10,373,992
Italy 4.1%
Banca Generali SpA	131,851	8,398,735
Banca Mediolanum SpA	10,937	234,357
Banca Monte dei Paschi di Siena SpA	64,771	612,785
Banco BPM SpA	57,186	824,227
Enav SpA	442,431	2,351,064
Enel SpA	1,070,737	11,065,031
Ferrari NV	19,850	7,797,535
FinecoBank Banca Fineco SpA	458,105	11,268,494
Generali	638,750	25,355,464
Infrastrutture Wireless Italiane SpA	78,058	714,854
Intesa Sanpaolo SpA	1,012,972	6,571,143
Multi-Manager International Equity Strategies Fund  | 2025

Portfolio of Investments  (continued)
Multi-Manager International Equity Strategies Fund, November 30, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Leonardo SpA, ADR	15,147	415,179
Leonardo-Finmeccanica SpA	39,483	2,164,047
Nexi SpA	24,021	112,330
Poste Italiane SpA	423,856	10,145,825
Prysmian SpA	13,897	1,394,724
Recordati Industria Chimica e Farmaceutica SpA	101,700	6,014,064
Technoprobe SpA(a)	289,148	4,257,210
Telecom Italia SpA(a)	533,280	300,659
UniCredit SpA	386,228	28,751,873
Unipol Assicurazioni SpA	17,840	409,722
Total		129,159,322
Japan 16.7%
Advantest Corp.	88,100	11,722,633
AGC, Inc.	101,400	3,508,721
Aida Engineering Ltd.	19,200	143,805
Aisin Corp.	24,900	443,435
ANA Holdings, Inc.	6,100	115,095
Asahi Kasei Corp.	68,900	575,477
Asics Corp.	32,900	788,047
Astellas Pharma, Inc.	323,500	4,067,823
AUTOSERVER Co., Ltd.	41,900	679,001
Bandai Namco Holdings, Inc.	29,100	853,916
B-R31 Ice Cream Co., Ltd.	53,700	1,416,797
Brother Industries Ltd.	133,400	2,670,415
Canon, Inc.	177,300	5,216,520
Capcom Co., Ltd.	385,300	9,420,830
Capcom Co., Ltd., ADR	21,686	263,919
Central Japan Railway Co.	173,800	4,749,448
Chubu Electric Power Co., Inc.	31,600	493,896
Daifuku Co., Ltd.	7,000	221,419
Daiichi Sankyo Co., Ltd.	87,400	2,154,147
Daikin Industries Ltd.	71,500	9,285,159
Daiwa Securities Group, Inc.	68,300	566,609
Denso Corp.	87,400	1,150,801
Digital Arts, Inc.	10,200	468,576
Don Quijote Holdings Co., Ltd.	96,500	584,864
East Japan Railway Co.	51,500	1,331,302
Eisai Co., Ltd.	18,400	577,092
Electric Power Development Co., Ltd.	63,800	1,285,481
Common Stocks (continued)
Issuer	Shares	Value ($)
ENEOS Holdings, Inc.	137,100	903,531
FANUC Corp.	925,300	29,657,694
Fast Retailing Co., Ltd.	24,300	8,878,109
FUJIFILM Holdings Corp.	55,900	1,200,170
Fujikura Ltd.	13,000	1,504,467
Glory Ltd.	52,400	1,316,913
Hankyu Hanshin Holdings, Inc.	10,700	268,645
Honda Motor Co., Ltd.	6,800	68,571
House Foods Group, Inc.	9,200	172,332
Hoya Corp.	74,400	11,176,316
Idemitsu Kosan Co., Ltd.	45,000	333,402
Inpex Corp.	1,039,000	22,161,944
IT Holdings Corp.	9,400	310,637
Japan Airlines Co., Ltd.	9,200	171,585
Japan Exchange Group, Inc.	201,300	2,300,214
Japan Post Bank Co., Ltd.	246,000	2,960,465
Japan Post Holdings Co., Ltd.	411,100	4,038,205
Japan Post Insurance Co., Ltd.	78,800	2,191,906
Kansai Electric Power Co., Inc. (The)	47,600	813,790
Kao Corp.	23,100	934,081
KDDI Corp.	853,600	14,685,461
Keyence Corp.	46,600	15,863,082
Kikkoman Corp.	31,900	291,944
Kintetsu Department Store Co., Ltd.	152,500	1,891,605
Kioxia Holdings Corp.(a)	180,300	10,943,379
Kirin Holdings Co., Ltd.	203,200	3,191,474
Konami Holdings Corp.	12,400	1,895,121
Kyocera Corp.	101,600	1,390,805
Kyowa Hakko Kirin Co., Ltd.	11,900	200,323
Lasertec Corp.	133,800	24,155,724
LY Corp.	149,000	400,164
Makita Corp.	59,900	1,741,623
Mazda Motor Corp.	8,400	60,773
MEIJI Holdings Co., Ltd.	1,200	25,880
Mitsubishi Chemical Group Corp.	58,100	328,192
Money Forward, Inc.(a)	119,300	3,192,604
MonotaRO Co., Ltd	295,080	4,323,692
MS&AD Insurance Group Holdings, Inc.	64,500	1,431,114
Murata Manufacturing Co., Ltd.	572,200	11,779,245

Multi-Manager International Equity Strategies Fund  | 2025

Portfolio of Investments  (continued)
Multi-Manager International Equity Strategies Fund, November 30, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Nexon Co., Ltd.	76,200	1,855,883
Nidec Corp.	60,900	768,600
Nihon M&A Center Holdings, Inc.	915,600	4,296,384
Nihon Unisys Ltd.	3,500	134,990
Nintendo Co., Ltd.	166,150	14,082,360
Nisshin Seifun Group, Inc.	61,600	738,821
Nissin Foods Holdings Co., Ltd.	9,300	168,758
Nomura Holdings, Inc.	150,400	1,135,981
Nomura Research Institute Ltd.	178,100	7,114,035
NTT, Inc.	15,875,300	15,821,391
NTT, Inc., ADR	6,298	156,537
Obic Co., Ltd.	230,100	7,402,532
Olympus Corp.	280,000	3,764,655
Oracle Corp. Japan	2,300	197,829
Oriental Land Co., Ltd.	53,700	1,032,948
ORIX Corp.	107,000	2,924,813
Osaka Gas Co., Ltd.	86,300	3,028,797
OSG Corp.	17,300	254,622
Otsuka Corp.	11,700	231,377
Otsuka Holdings Co., Ltd.	21,400	1,211,997
Panasonic Holdings Corp.	106,800	1,336,521
Press Kogyo Co., Ltd.	149,800	759,962
Rakus Co., Ltd.	83,600	662,040
Rakuten Group, Inc.(a)	7,600	46,514
Recruit Holdings Co., Ltd.	163,200	8,347,075
Renesas Electronics Corp.	2,987,600	35,231,466
Ricoh Co., Ltd.	225,700	2,024,937
Ryohin Keikaku Co., Ltd.	26,200	519,640
San-Ai Obbli Co., Ltd.	38,500	517,227
Sanrio Co., Ltd.	9,300	333,185
SCSK Corp.	5,700	207,776
Seiko Epson Corp.	213,000	2,653,858
Sekisui Chemical Co., Ltd.	17,500	298,233
Shikoku Electric Power Co., Inc.	86,700	867,974
Shimadzu Corp.	188,000	5,366,505
Shimano, Inc.	47,233	4,959,725
Shin-Etsu Chemical Co., Ltd.	341,100	10,213,798
Shionogi & Co., Ltd.	36,900	632,878
Shiseido Co., Ltd.	17,600	250,536
Common Stocks (continued)
Issuer	Shares	Value ($)
SMC Corp.	92,588	32,566,642
SoftBank Corp.	1,517,300	2,170,829
Sompo Holdings, Inc.	731,300	23,161,528
Sony Financial Group, Inc.(a)	408,515	386,534
Sony Group Corp.	384,715	11,288,920
Sugi Holdings Co., Ltd.	67,400	1,590,600
Sumitomo Mitsui Financial Group, Inc.	227,100	6,871,706
Suntory Beverage & Food Ltd.	44,100	1,395,410
Suzuken Co., Ltd.	27,100	1,053,941
Sysmex Corp.	158,700	1,505,035
T&D Holdings, Inc.	24,200	525,733
Takeda Pharmaceutical Co., Ltd.	227,700	6,565,105
Takeda Pharmaceutical Co., Ltd. ADR	84,925	1,224,618
Terumo Corp.	578,500	9,021,605
Toei Co., Ltd.	9,000	333,163
Toho Co., Ltd.	5,700	328,232
Tokyo Electric Power Co. Holdings, Inc.(a)	146,400	743,778
Tokyo Electron Ltd.	48,800	9,976,558
Tokyo Gas Co., Ltd.	16,400	664,703
Tokyo Metro Co., Ltd.	15,200	156,303
Tokyu Corp.	39,000	455,125
TOTO Ltd.	26,300	688,504
Toyota Tsusho Corp.	33,000	1,069,618
Tsuruha Holdings, Inc.	105,800	1,875,485
TV Asahi Holdings Corp.	5,500	118,198
Unicharm Corp.	670,700	3,932,186
United Arrows Ltd.	50,100	750,819
United Urban Investment Corp.	83	98,075
Welcia Holdings Co., Ltd.(c),(d)	60,100	1,225,181
Yakult Honsha Co., Ltd.	11,900	186,127
Yamada Holdings Co., Ltd.	73,900	226,411
Yamaha Corp.	163,000	1,128,942
Yaskawa Electric Corp.	152,900	3,959,934
Yokogawa Electric Corp.	23,300	745,233
Zensho Holdings Co., Ltd.	4,300	259,103
Zuken, Inc.	65,800	1,980,240
Total		525,693,694
Kazakhstan 0.1%
Kaspi.KZ JSC, ADR(a)	49,088	3,794,993
Multi-Manager International Equity Strategies Fund  | 2025

Portfolio of Investments  (continued)
Multi-Manager International Equity Strategies Fund, November 30, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Luxembourg 0.2%
ArcelorMittal SA	121,265	5,255,463
Eurofins Scientific SE	15,939	1,085,662
Total		6,341,125
Netherlands 6.2%
ABN AMRO Bank NV	26,360	893,131
Adyen NV(a)	6,174	9,649,722
Aegon Ltd.	67,592	546,618
Aegon Ltd., Registered Shares	140,754	1,128,847
Akzo Nobel NV	374,228	24,327,973
ASM International NV	2,254	1,246,865
ASML Holding NV	50,405	53,311,027
ASML Holding NV	1,441	1,527,460
ASML Holding NV	119	125,033
ASR Nederland NV	7,414	500,579
Euronext NV(b)	3,608	552,877
EXOR NV	17,784	1,498,244
Heineken NV	251,726	20,533,591
IMCD NV	54,972	4,934,006
ING Groep NV	583,867	15,139,079
ING Groep NV ADR	584,919	15,172,799
Koninklijke Philips NV	848,239	23,928,738
NN Group NV	13,326	967,060
Topicus.com, Inc.(a)	44,247	4,044,906
Universal Music Group NV	339,200	8,716,659
Wolters Kluwer NV	52,330	5,550,304
Total		194,295,518
New Zealand 0.0%
Fisher & Paykel Healthcare Corp., Ltd.	16,649	363,439
Xero Ltd.(a)	7,949	637,879
Total		1,001,318
Norway 0.1%
DNB Bank ASA	42,808	1,144,700
Equinor ASA	38,174	877,842
Kongsberg Gruppen ASA	22,610	535,698
Telenor ASA	31,077	449,149
Total		3,007,389
Common Stocks (continued)
Issuer	Shares	Value ($)
Panama 0.1%
Copa Holdings SA, Class A	31,758	3,868,124
Portugal 0.2%
Banco Comercial Portugues SA	4,877,626	4,650,812
Galp Energia SGPS SA	21,050	423,174
Jeronimo Martins SGPS SA	13,965	331,389
Jeronimo Martins SGPS SA, ADR	8,550	404,843
Total		5,810,218
Russian Federation —%
Gazprom PJSC(a),(c),(d),(e),(f)	1,247,200	0
GMK Norilskiy Nickel PAO(a),(c),(d),(e),(f)	2,020,100	0
Lukoil PJSC(a),(c),(d),(e),(f)	31,251	—
MMC Norilsk Nickel PJSC, ADR(a),(c),(d),(e)	5	—
Rosneft Oil Co. PJSC(a),(c),(d),(e),(f)	563,548	0
Sberbank of Russia PJSC(a),(c),(d),(e),(f),(g)	436,630	0
Total		0
Singapore 1.2%
CapitaLand Ascendas REIT	3,764,200	8,175,740
Genting Singapore Ltd.	251,800	147,863
Keppel Corp., Ltd.	70,500	557,577
Singapore Airlines Ltd.	73,600	368,913
Singapore Exchange	43,400	565,921
Singapore Technologies Engineering Ltd.	73,000	468,567
Singapore Telecommunications Ltd.	2,891,200	10,578,347
STMicroelectronics NV	14,796	340,850
STMicroelectronics NV	17,622	406,204
United Overseas Bank Ltd.	633,100	16,617,858
UOL Group Ltd.	26,100	169,701
Total		38,397,541
South Africa 0.3%
Discovery Ltd.	600,362	7,702,036
South Korea 2.3%
Coupang, Inc., Class A(a)	213,269	6,005,655
Hana Financial Group, Inc.	44,584	2,836,656
Samsung Electronics Co., Ltd.	450,015	30,908,318
Samsung Electronics Co., Ltd. GDR	9,962	17,282,123
Samsung Electronics Co., Ltd., GDR(b)	136	174,503
Samsung Fire and Marine	17,744	5,809,496

Multi-Manager International Equity Strategies Fund  | 2025

Portfolio of Investments  (continued)
Multi-Manager International Equity Strategies Fund, November 30, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Shinhan Financial Group Co., Ltd.	171,941	9,190,588
Total		72,207,339
Spain 2.1%
ACS Actividades de Construccion y Servicios SA	8,447	781,803
Aena SME SA(b)	36,521	994,647
Amadeus IT Group SA, Class A	187,414	13,792,476
Banco Bilbao Vizcaya Argentaria SA	282,661	6,109,334
Banco Bilbao Vizcaya Argentaria SA, ADR	37,847	815,603
Banco de Sabadell SA	272,376	990,127
Banco Santander SA	780,667	8,374,136
Banco Santander SA	5,106	54,284
Bankinter SA	189,947	2,994,443
CaixaBank SA	781,597	8,727,624
Cellnex Telecom SA	181,403	5,447,934
Grifols SA	11,345	138,856
Industria de Diseno Textil SA	241,436	13,545,842
Mapfre SA	150,458	696,754
Repsol SA	57,141	1,058,786
Total		64,522,649
Sweden 1.7%
Alfa Laval AB	13,886	656,798
Atlas Copco AB, Class B	1,006,463	15,405,474
Evolution AB(b)	8,046	551,054
H & M Hennes & Mauritz AB	29,234	531,157
Hexagon AB, Class B	947,179	11,105,650
Industrivarden AB, Class A	10,216	429,085
Industrivarden AB, Class C	35,617	1,497,286
Investor AB, Class B	183,168	6,236,993
L E Lundbergforetagen AB, Class B	3,981	211,660
MIPS AB	48,251	1,603,306
Skandinaviska Enskilda Banken AB, Class A	198,647	3,953,142
Tele2 AB, Class B	27,858	443,849
Telefonaktiebolaget LM Ericsson, ADR	685,421	6,580,042
Telefonaktiebolaget LM Ericsson, Class B	262,172	2,529,845
Telia Co. AB	110,770	445,027
Total		52,180,368
Common Stocks (continued)
Issuer	Shares	Value ($)
Switzerland 3.5%
ABB Ltd.	117,450	8,452,147
ABB Ltd.	16,996	1,228,802
Alcon, Inc.	52,928	4,219,217
Alcon, Inc.	26,841	2,128,760
Cie Financiere Richemont SA, ADR	2,493	52,789
Cie Financiere Richemont SA, Class A, Registered Shares	49,446	10,512,254
Coca-Cola HBC AG(a)	5,735	287,720
Glencore PLC(a)	590,354	2,821,984
Huber + Suhner AG, Registered Shares	992	180,910
Julius Baer Group Ltd.	13,526	965,044
Logitech International SA	31,800	3,584,814
Logitech International SA	74,395	8,394,572
Lonza Group AG, Registered Shares	15,738	10,803,295
Novartis AG, ADR	29,277	3,817,721
Sandoz Group AG, ADR	101,537	7,182,278
Schindler Holding AG	985	352,155
Schindler Holding AG, Registered Shares	75	25,458
SGS SA, Registered Shares	81,400	9,338,296
Sonova Holding AG	6,410	1,600,094
Swatch Group AG (The)	32,529	6,580,025
Swatch Group AG (The), Registered Shares	2,441	100,956
Temenos AG, Registered Shares	5,028	457,345
UBS AG	181,450	7,002,959
UBS Group AG, Registered Shares	194,194	7,495,888
VAT Group AG	18,470	8,151,302
Zurich Insurance Group AG	7,187	5,167,486
Total		110,904,271
Taiwan 1.9%
Sea Ltd. ADR(a)	93,144	12,947,947
Taiwan Semiconductor Manufacturing Co., Ltd.	644,400	29,710,953
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	61,620	17,962,846
Total		60,621,746
Multi-Manager International Equity Strategies Fund  | 2025

Portfolio of Investments  (continued)
Multi-Manager International Equity Strategies Fund, November 30, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
United Kingdom 15.1%
Admiral Group PLC	18,751	786,672
AJ Bell PLC	202,711	1,447,632
Associated British Foods PLC	15,967	451,778
AstraZeneca PLC	232,980	43,196,582
AstraZeneca PLC	14,845	2,753,723
AstraZeneca PLC, ADR	114,031	10,572,954
Auto Trader Group PLC	42,476	359,199
Aviva PLC	127,211	1,097,622
Barclays Bank PLC	7,506,407	42,582,443
Barclays Bank PLC, ADR	103,015	2,347,712
Berkeley Group Holdings PLC	168,776	8,396,203
BP PLC	4,691,852	28,177,606
British American Tobacco PLC	234,862	13,789,975
BT Group PLC	296,697	711,503
CK Hutchison Holdings Ltd.	245,500	1,731,839
Compass Group PLC	367,928	11,568,456
Diageo PLC	957,262	22,002,773
Experian PLC	380,679	16,729,083
Gamma Communications PLC	7,666	95,894
Halma PLC	120,800	5,700,614
Hiscox Ltd.	17,718	313,979
IG Group Holdings PLC	259,788	3,897,334
Informa PLC	63,348	805,541
International Consolidated Airlines Group SA	27,742	145,916
International Consolidated Airlines Group SA	36,161	189,814
Kingfisher PLC	82,624	334,591
Legal & General Group PLC	345,247	1,129,061
Lloyds Banking Group PLC	7,608,147	9,648,974
London Stock Exchange Group PLC, ADR(a)	10,243	304,883
M&G PLC	118,322	426,332
National Grid PLC	2,031,447	30,865,887
NatWest Group PLC	1,305,648	10,897,572
OSB Group PLC	15,907	120,629
Prudential PLC	1,177,193	17,056,627
Prudential PLC	4,650	67,261
Prudential PLC, ADR	80,320	2,343,738
Quilter PLC(b)	205,951	515,622
Quilter PLC(b)	226,122	571,697
Common Stocks (continued)
Issuer	Shares	Value ($)
Reckitt Benckiser Group PLC	478,141	37,055,675
RELX PLC	122,092	4,896,366
RELX PLC	490,944	19,731,475
Rio Tinto PLC	131,304	9,427,931
Rolls-Royce Holdings PLC	2,286,334	32,269,933
Sage Group PLC (The)	577,283	8,219,254
Sage Group PLC (The), ADR	7,170	410,590
Segro PLC	1,359,355	12,842,986
Smith & Nephew PLC	477,983	7,942,272
Smiths Group PLC	103,865	3,362,415
Standard Chartered PLC	650,048	14,398,334
Unilever PLC	116,256	6,994,872
Vodafone Group PLC	4,132,412	5,146,262
Vodafone Group PLC, ADR	1,513,229	18,869,966
Total		475,704,052
United States 3.8%
Carnival Corp.(a)	902,770	23,273,411
CRH PLC	107,946	12,940,714
Ferrovial SE	15,099	990,259
GSK PLC	100,527	2,392,144
Roche Holding AG, Genusschein Shares	140,621	53,872,381
Smurfit WestRock PLC	489,464	17,468,970
Spotify Technology SA(a)	15,152	9,074,078
Total		120,011,957
Total Common Stocks (Cost $2,421,282,051)		3,057,489,503

Exchange-Traded Equity Funds 0.2%
	Shares	Value ($)
United States 0.2%
iShares Core MSCI EAFE ETF	25,914	2,302,200
iShares MSCI EAFE ETF	3,313	315,364
Vanguard FTSE Developed Markets ETF	42,335	2,606,566
Total		5,224,130
Total Exchange-Traded Equity Funds (Cost $4,897,448)		5,224,130

Multi-Manager International Equity Strategies Fund  | 2025

Portfolio of Investments  (continued)
Multi-Manager International Equity Strategies Fund, November 30, 2025 (Unaudited)

Preferred Stocks 0.4%
Issuer	Shares	Value ($)
Germany 0.4%
Porsche Automobil Holding SE	7,190	310,075
Volkswagen AG	92,940	10,624,564
Total		10,934,639
South Korea 0.0%
Samsung Electronics Co., Ltd.	2,984	152,611
Total Preferred Stocks (Cost $12,084,953)		11,087,250

Warrants —%
Issuer	Shares	Value ($)
Canada —%
Constellation Software, Inc.(a),(c),(d) 03/31/2040	5,743	0
Total Warrants (Cost $—)		0

Money Market Funds 1.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.061%(h),(i)	48,063,940	48,049,521
Total Money Market Funds (Cost $48,047,615)		48,049,521
Total Investments in Securities (Cost $2,486,312,067)		3,121,850,404
Other Assets & Liabilities, Net		20,044,099
Net Assets		$3,141,894,503
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At November 30, 2025, the total value of these securities amounted to $15,775,732, which represents 0.50% of total net assets.

(c)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At November 30, 2025, the total value of these securities amounted to $4,353,608, which represents 0.14% of total net assets.

(d)	Valuation based on significant unobservable inputs.
(e)
Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. These securities are valued at fair value determined in good faith under consistently applied procedures approved by the Fund’s Board of Trustees. At November 30, 2025, the total market value of these securities amounted to $0, which represents less than 0.01% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost ($)	Value ($)
Gazprom PJSC	11/11/2020-06/10/2021	1,247,200	3,820,620	—
GMK Norilskiy Nickel PAO	08/07/2019-04/04/2024	2,020,100	4,978,804	—
Lukoil PJSC	03/30/2020-12/29/2021	31,251	2,094,074	—
MMC Norilsk Nickel PJSC, ADR	08/07/2019-11/22/2021	5	123	—
Rosneft Oil Co. PJSC	03/31/2020-03/16/2021	563,548	3,458,257	—
Sberbank of Russia PJSC	03/29/2021-04/08/2021	436,630	1,642,454	—
			15,994,332	—

(f)
As a result of sanctions and restricted cross-border payments, certain payments have not been recognized by the Fund. The Fund will continue to monitor the net realizable value and record payments when it is considered collectible.

(g)
On May 25, 2022, the Office of Foreign Assets Control (OFAC) license permitting the holding of the Sberbank position expired, and the position is now considered blocked property. As such the security has been segregated on the Fund’s books and records and cannot be sold or transferred at this time.

(h)	The rate shown is the seven-day current annualized yield at November 30, 2025.
Multi-Manager International Equity Strategies Fund  | 2025

Portfolio of Investments  (continued)
Multi-Manager International Equity Strategies Fund, November 30, 2025 (Unaudited)
Notes to Portfolio of Investments (continued)
(i)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended November 30, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.061%
	13,693,380	157,628,790	(123,273,752)	1,103	48,049,521	(238)	278,816	48,063,940
Abbreviation Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.

Multi-Manager International Equity Strategies Fund  | 2025

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You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT302_08_R01_(01/26)